Stock-Based Compensation Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stock-Based Compensation Plan
Stock-Based Compensation Plan

Note 17 — Stock-Based Compensation Plan

Stock Option Plans

The Company has three stock incentive plans, the “2011 Stock Option Plan”, the “2017 Stock Option Plan” and the “2020 Incentive Award Plan” to promote the long-term growth and profitability of the Company. The Stock Option Plans do this by providing senior management and other employees with incentive to improve shareholder value and contribute to the growth and financial success of the Company by granting equity instruments to these stakeholders.

Share-based compensation expense was recorded for the three months ended March 31, 2021 and 2020 of approximately $41,963 and $34, respectively.

The Company estimates the fair value of stock options using the Black-Scholes pricing model. The Black-Scholes pricing model requires the use of subjective inputs such as stock price volatility. Changes in the inputs can materially affect the fair value estimates and ultimately the amount of stock-based compensation expense that is recognized.

During the three months ended March 31, 2021 and 2020, there were no grants related to the 2011 Stock Option Plan.

A summary of activity for the three months ended March 31, 2021 and 2020 for the 2011 Stock Option Plan is as follows:

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (December 31, 2020)	1,571,205	$0.59
Granted	—	—
Exercised	(56,059)	0.24
Forfeited	—	—
Balance (March 31, 2021)	1,515,146	0.58
Vested (as of March 31, 2021)	1,515,146	$0.58

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Balance (January 1, 2020)	1,571,205	$0.59
Granted	—	—
Forfeited	—	—
Balance (March 31, 2020)	1,571,205	0.59
Vested (as of March 31, 2020)	1,482,528	$0.59

The following summarizes certain information about stock options vested and expected to vest as of March 31, 2021 related to the 2011 Stock Option Plan:

		Weighted
		Average	Weighted
	Number of	Remaining	Average
	Stock Options	Contractual Life	Exercise Price
Outstanding	1,515,146	1.49 years	$0.58
Exercisable	1,515,146	1.49 years	$0.58

Aggregate intrinsic value represents the total pre-tax intrinsic value, which is computed based on the difference between the option exercise price and the estimated fair value of the Company’s common stock at the time such option exercises. This intrinsic value changes based on changes in the fair value of the Company’s underlying common stock. The aggregate intrinsic value for options outstanding and options exercisable as of March 31, 2021 and December 31, 2020 is $6.55.

The terms of the 2017 Stock Option Plan provide for vesting upon certain market and performance conditions, including achieving certain triggering events, including specified levels of return on investment upon a sale of the Company. Because the 2017 Stock Option Plan has a market-based vesting condition, an open-form valuation model was used to value the options. All stock options related to the 2017 Stock Option Plan have an exercise price of $0.92 per share. All stock options related to the 2017 Stock Option Plan expire 10 years after the grant date, which ranges from March 2028 to October 2029.

A summary of activity for the three months ended March 31, 2021 and 2020 for the 2017 Stock Option Plan is as follows:

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	3,961,658	$0.92
Granted	—	—
Forfeited	—	—
Balance (March 31, 2021)	3,961,658	$0.92
Vested (as of March 31, 2021)	3,538,672	$0.92

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (January 1, 2020)	2,845,557	$0.96
Granted	509,635	0.96
Forfeited	—	—
Balance (March 31, 2020)	3,355,192	$0.96

The 2017 options vest upon a change of control. Although the Merger did not meet the definition of a change of control, the Company modified the awards in connection with the Merger such that all vesting conditions were waived for 3,538,672 of the options. This modification impacted 8 employees and resulted in $38,800 of share-based compensation on the modification date. The remaining options were also modified but will vest over a four year service period and impacted 16 employees. These options resulted in $186 of cash consideration and $4,500 of share based compensation that will be recognized over the four year service period.

The following summarizes certain information about stock options vested and expected to vest as of March 31, 2021 related to the 2017 Stock Option Plan:

		Weighted
		Average	Weighted
	Number of	Remaining	Average
	Stock Options	Contractual Life	Exercise Price
Outstanding	3,961,658	8.31 years	$0.92
Exercisable	3,538,672	8.18 years	$0.92

The aggregate intrinsic value for options outstanding and options exercisable as of March 31, 2021 and December 31, 2020 is $6.21.

The inputs used for the 2017 Stock Option Plan were as follows for the period ended March 31, 2021:

Expected volatility	80.00%
Expected dividend yield	0%
Expected term (in years)	3.6–4.8 years
Risk-free interest rate	0.32%–0.45%

A summary of activity for the three months ended March 31, 2021 for the 2020 Stock Option Plan is as follows:

		Weighted
		Averaged
	Number of Units	Exercise Price
Balance (December 31, 2020)	—	$—
Granted	1,409,401	11.35
Forfeited	—	—
Balance (March 31, 2021)	1,409,401	$11.35

The grant date fair value of the options was $7.77. As of March 31, 2021, there was approximately $10,419 of total unrecognized compensation cost related to unvested options related to the 2020 Stock Option Plan.

The inputs used for the 2020 Stock Option Plan were as follows for the period ended March 31, 2021:

Expected volatility	80.00%
Expected dividend yield	0%
Expected term (in years)	6.25 years
Risk-free interest rate	0.62%

Earnout Restricted Stock Units

Former CarLotz option holders as of the effective tome of the Merger received 640,421 earnout restricted stock units (Earnout RSUs). The Earnout RSUs vest if certain targets are met in the post-Merger period. The earnouts for the Earnout RSUs are subject to an earnout period, which is defined as the date 60 months following the consummation of the Merger. The Merger closed on January 21, 2021, and the earnout period expires January 21, 2026. Earnout RSUs will vest if any of the following conditions are achieved following January 21, 2021:

i.

If at any time during the 60 months following the Closing Date (the first business day following the end of such period, the “Forfeiture Date”), the closing trading price of the common stock is greater than $12.50 over any 20 trading days within any 30 trading day period (the “First Threshold”), 50% of the Earnout RSUs will vest.

ii.

If at any time prior to the Forfeiture Date, the closing trading price of the common stock is greater than $15.00 over any 20 trading days within any 30 trading day period (the “Second Threshold”), 50% of the Earnout RSUs will vest.

iii.

If either the First Threshold or the Second Threshold is not met on or before the Forfeiture Date, any unvested Earnout RSUs are forfeited. All unvested Earnout RSUs will vest if there is a change of control of the Company that will result in the holders of the common stock receiving a per share price equal to or in excess of $10.00 (as equitably adjusted for stock splits, stock dividends, special cash dividends, reorganizations, combinations, recapitalizations and similar transactions affecting the common stock) prior to the Forfeiture Date.

The estimated fair value of the liability is determined by using a Monte-Carlo simulation model, which incorporates various assumptions, including expected stock price volatility, contractual term, dividend yield and stock price at grant date. The Company estimates the volatility of common stock on the date of grant based on the weighted-average historical stock price volatility of comparable publicly-traded companies.

A summary of activity for the three months ended March 31, 2021 for the RSUs is as follows:

		Weighted Average
	Number of Units	grant date fair value
Balance (December 31, 2020)	—	$—
Granted	640,421	10.70
Forfeited	—	—
Balance (March 31, 2021)	640,421	$10.70

During the period ended March 31, 2021 the Company recognized $1,753 of stock-based compensation. As of March 31, 2021, there was approximately $5,096 of total unrecognized compensation cost related to the RSUs that will be recognized during 2021.

The inputs used for the Earnout RSUs were as follows for the period ended March 31, 2021:

Expected volatility	80.00%
Starting stock price	$11.31
Expected term (in years)	5 years
Risk-free interest rate	0.45%
Earnout hurdle	$12.50-$15.00

Note 20 — Stock-Based Compensation Plan

2011 Stock Option Plan

In March 2011, the Company adopted a stock incentive plan (the “2011 Stock Option Plan”) to promote the long-term growth and profitability of the Company. The 2011 Stock Option Plan does this by providing senior management and other employees with incentive to improve shareholder value and contribute to the growth and financial success of the Company by granting equity instruments to these stakeholders.

The Company estimates the fair value of stock options related to the 2011 Stock Option Plan using the Black-Scholes pricing model. The Black-Scholes option-pricing model requires the use of subjective inputs such as stock price volatility. Changes in the inputs can materially affect the fair value estimates and ultimately the amount of stock-based compensation expense that is recognized.

The expected life input is based on the contractual term as per the agreements with employees, the risk-free interest rate input is based on U.S. Treasury instruments and the volatility input is calculated based on the implied volatility of publicly traded companies in a similar industry with adjustments for size, revenues, and business life cycle. The fair value of shares was estimated based on the Company’s per share price for common stock from the Company’s last financing round.

There were  no grants related to the 2011 Stock Option Plan in the years ended December 31, 2020, 2019, or 2018 and no stock options were exercised during 2020, 2019, or 2018 related to the 2011 Stock Option Plan.

Share-based compensation expense for the years ended December 31, 2020, 2019, and 2018 totaled approximately $45,  $113, and $151, respectively, and has been included in selling, general, and administrative expenses in the accompanying consolidated statements of operations.

The following table summarizes the activity number of stock options outstanding and weighted average exercise price related to the shares set aside for the 2011 Stock Option Plan. The stock options are presented on an as converted basis at the ratio of 10.1927:

2011 Options

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	1,785,251	0.59
Granted	—	—
Forfeited	(137,601)	0.55
Balance at December 31, 2018	1,647,650	0.60
Granted	—	—
Forfeited	(76,445)	0.67
Balance at December 31, 2019	1,571,205	0.59
Granted	—	—
Forfeited	—	—
Balance at December 31, 2020	1,571,205	0.59

		Wgt. Avg.
	Number of	Remaining	Wgt. Avg.
	Options	Contractual Life	Exercise Price
Outstanding	1,571,205	1.67	0.59
Exercisable	1,494,377	1.67	0.59

As of December 31, 2020, there was approximately $33 of total unrecognized compensation cost related to unvested stock based compensation arrangements, which is expected to be recognized over a weighted-average period of 0.36 years.

Aggregate intrinsic value represents the total pre-tax intrinsic value, which is computed based on the difference between the option exercise price and the estimated fair value of the Company’s common stock at the time such option exercises. This intrinsic value changes based on changes in the fair value of the Company’s underlying stock. There were no stock options exercised in the years ended December 31, 2020, 2019, or 2018. The aggregate intrinsic value for stock options outstanding and options exercisable as of December 31, 2020 is $0.

2017 Stock Option Plan

During the year ended December 31, 2017, the Company adopted a stock incentive plan (the “2017 Stock Option Plan”) to promote the long-term growth and profitability of the Company. The 2017 Stock Option Plan does this by providing senior management and other employees with incentive to improve shareholder value and contribute to the growth and financial success of the Company by granting various equity arrangements to these stakeholders.

The terms of the 2017 Stock Option Plan provide for vesting upon certain market and performance conditions, including achieving certain triggering events including specified levels of return on investment upon a sale of the Company. Because the 2017 Stock Option plan has a market-based vesting condition, an open-form valuation model was used to value the stock options. All stock options related to the 2017 Stock Option Plan have an exercise price of $0.92 per share. All stock options related to the 2017 Stock Option Plan expire 10 years after the grant date which ranges from March 2028 to October 2029.

The following summarizes the number of stock options outstanding and weighted average exercise price related to shares set aside for the 2017 Stock Option Plan.  The stock options are presented on an as converted basis at the ratio of 10.1927:

2017 Options

	Number of	Wgt. Avg.
	Options	Exercise Price
Balance at January 1, 2018	—	—
Granted	2,665,921	0.92
Forfeited	(66,253)	0.92
Balance at December 31, 2018	2,599,669	0.92
Granted	1,569,676	0.92
Forfeited	(1,323,787)	0.92
Balance at December 31, 2019	2,845,557	0.92
Granted	1,116,101	0.92
Forfeited	—	0.92
Balance at December 31, 2020	3,961,658	0.92

Wgt. Avg.
	Number of	Remaining	Wgt. Avg.
	Options	Contractual Life	Exercise Price
Outstanding	3,961,658	8.46	0.92
Exerciseable	—	—	—

The weighted average grant date fair value of options granted during the year ended December 31, 2020, was $0.61.

As of December 31, 2020, there was approximately $236 of total unrecognized compensation cost related to unvested stock options related to the 2017 Stock Option Plan. Management determined no compensation expense was required for the 2017 Stock Option Plan during the years ended December 31, 2020 and 2019 as no triggering events have occurred or were determined to be probable of occurring.

The weighted average inputs used for the 2017 Stock Option Plan were as follows as of December 31, 2020:

Expected volatility	81.00%
Expected dividend yield	—%
Expected term (in years)	5 years
Risk-free interest rate	0.37%